Fair Value Loss (Gain) On Derivatives (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary Of Gains Losses On Change In Fair Value Of Derivatives Explanatory

b)	Fair value gain (loss) on derivatives
	Three months ended March 31,
	2022	2021
Gain on warrant liability remeasurement (Note 11) 1	$(2,493,270)	$—
Gain on embedded derivatives 2	—	(56,275)
Deferred charge loss 2	—	1,620,424
Total fair value (gain) loss on derivatives	$(2,493,270)	$1,564,149

1
Change in fair value
unrealized.
2
Associated with the 2021 Debentures (Note
10(b)).

Year Ended December 31,

2021

Gain on embedded derivatives 1	$(784,261)

Deferred charge loss 1	1,615,102

Loss on substantial modification and conversion 1	8,571,881

Gain on warrant liability remeasurement (Note 15) 2	(3,362,601)

Total	$6,040,121